Schedule of Convertible Preferred Stock (Details) (Parenthetical) - shares	Jun. 30, 2023	Feb. 09, 2023	Dec. 31, 2022	Feb. 09, 2022
Business Acquisition [Line Items]
Shares authorised				40,000,000
Shares issued	21,150,095		20,622,204
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued		9,000,000
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued		20,000,000